SHARE-BASED COMPENSATION PROGRAMS	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION PROGRAMS	SHARE-BASED COMPENSATION PROGRAMS
Compensation costs for years ended December 31, 2022, 2021 and 2020 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Performance Shares	$25	$12	$13
Stock Options	1	—	5
Restricted Stock Unit Awards	35	27	18
Total Compensation Expenses	$61	$39	$36

Income Tax Benefit	$12	$8	$7
Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (together the “Omnibus Plans”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2022, the common stock reserved and available for issuance under the Omnibus Plans was 22 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.
Equitable Financial’s Participation in Holdings’ Equity Award Plans
Equitable Financial’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.
For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2022, 2021 and 2020 grants were considered immaterial in the recognition of compensation cost.
Annual Awards
Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’ equity programs for 2022, 2021 and 2020 consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.
Holdings RSUs
Holdings RSUs granted to Equitable Financial employees vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.
Holdings Stock Options
Holdings stock options granted to Equitable Financial employees have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.
Holdings Performance Shares
Holdings performance shares granted to Equitable Financial employees are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares is established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved. The fair value of the awards was measured using the closing price of the Holdings share on the grant date.
The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.
Director Awards
Holdings makes annual grants of unrestricted Holdings shares to non-employee directors of Holdings and Equitable Financial. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.
Prior Equity Award Grants
In 2017 and prior years, equity awards for employees, financial professional and directors in our businesses were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.
The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.
Summary of Stock Option Activity
A summary of activity in the AXA and Holdings option plans during 2022 as follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price
Options Outstanding at January 1, 2022	1,664	$21.66	729	€22.44
Options granted	—	15.69	—	—
Options exercised	(54)	19.34	(148)	20.40
Options forfeited, net	(20)	22.57	(22)	23.92
Options expired	—	—	—	—
Options Outstanding at December 31, 2022	1,590	$21.72	559	€22.92
Aggregate intrinsic value (1)		$4,862		€—
Weighted average remaining contractual term (in years)	6.54		4.00
Options Exercisable at December 31, 2022	1,247	$21.42	529	€23.00
Aggregate intrinsic value (1)		$4,183		€—
Weighted average remaining contractual term (in years)	6.40		3.91
____________
(1)Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2022 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.
A summary of stock option grant assumptions activity in Holdings option plans during years ended December 31, 2022, 2021, and 2020 follows:

	EQH Shares (1)
	2022 (2)	2021 (2)	2020
Dividend yield	—%	—%	2.59%
Expected volatility	—%	—%	26.00%
Risk-free interest rates	—%	—%	1.19%
Expected life in years	0.0	0.0	6.0
Weighted average fair value per option at grant date	$—	$—	$4.37
____________
(1)The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.
(2) No stock options granted during the years ended December 31, 2022 and 2021.
As of December 31, 2022, approximately $31 thousand of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted-average period of 0.2 years. Approximately $92 thousand of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Financial over a weighted average period of 0.15 years.
Summary of Restricted Stock Unit Award Activity
The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.
As of December 31, 2022, approximately 1.9 million Holdings RSUs awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $25 million and is expected to be recognized over a weighted-average period of 1.6 years.
The following table summarizes Holdings restricted share units activity for 2022.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2022	2,391,091	$21.15
Granted	997,973	33.28
Forfeited	(145,072)	28.79
Vested	(1,299,023)	23.71
Unvested as of December 31, 2022	1,944,969	$29.78
Summary of Performance Award Activity
As of December 31, 2022, approximately 1.1 million Holdings remain unvested. Unrecognized compensation cost related to these awards totaled approximately $8 million and is expected to be recognized over a weighted-average period of 1.5 years.
The following table summarizes Holdings and AXA performance awards activity for 2022.

	Shares of Holdings Performance Awards	Weighted-Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted-Average Grant Date Fair Value
Unvested as of January 1, 2022	993,320	$28.87	52,844	$21.28
Granted	568,749	33.01	—	—
Forfeited	(87,498)	28.41	—	—
Vested	(403,201)	23.89	(52,844)	21.28
Unvested as of December 31, 2022	1,071,369	$32.98	—	$—